UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Dec 31, 2011
                                                -------------------

Check here if Amendment [ X ]; Amendment Number: 01
                                                ---
This Amendment (Check only one.):
   [  X ]  is a restatement.
   [    ]  adds new holdings entries.

Mitsubishi UFJ Securities Holdings Co., Ltd.(MUSHD) is the parent holding company of a number of operating subsidiaries, some of which are or may be institutional investment managers for the purposes of the reporting requirements under section 13(F) of the Securities Exchange Act of 1934(the Act) and the rules promulgated thereunder. MUSHD itself does not directly exercise investment discretion with respect to any section 13(F) securities positions except those included in the FORM 13F INFORMAITON TABLE below.
To the extent that MUSHD'S ownership interest in such operating subsidiaries is deemed the exercise of investment discretion regarding certain of such subsidiaries' managed accounts, the information required by FORM 13F with respect to such accounts is included in the report separatetly filed by each of the operating subsidiaries that are institutional investment managers subject to section 13(F) of the Act.

Institutional Investment Manager Filing this Report:

Name:      Mitsubishi UFJ Securities Holdings Co., Ltd.
          ------------------------------------------------
Address:   Mejirodai Bldg., 3-29-20, Mejirodai, Bunkyo-ku,
          ------------------------------------------------
           Tokyo, 112-8688, Japan
          ------------------------------------------------

Form 13F File Number: 28- 13570
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:     Shingo Sumimoto
         ---------------------------------------------
Title:    General Manager, Corporate Planning Division
         ---------------------------------------------
Phone:    81-3-6742-1100
         ---------------------------------------------

Signature, Place, and Date of Signing:

/s/ Shingo Sumimoto,   Tokyo, Japan   26th March 2012

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
 28- 13569                 Kokusai Asset Management Co., Ltd.
     -----                 --------------------------------------------------
 28-                       Mitsubishi UFJ Morgan Stanley Securities Co., Ltd.
     -----                 --------------------------------------------------
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                          FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:           1
                                         ---------
Form 13F Information Table Entry Total:     76
                                         ---------
Form 13F Information Table Value Total:   178,619
                                         ---------
                                         (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number      Name
 01    28- 13582                Mitsubishi UFJ Financial Group, Inc.
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

                          FORM 13F INFORMATION TABLE
---------------------------------------------------------------------------------------
     COLUM1    COLUM2  COLUM3 COLUM4     COLUM5        COLUM6  COLUM7      COLUM8
-------------- ------- ------ ------ ---------------  -------  ------- ----------------
 NAME OF        TITLE          VALUE   SHRS/  SH/ PUT/ INVSTMT OTHER   VOTING AUTHORITY
 ISSUER       OF CLASS CUSIP (x$1000) PRN AMT PRM CALL DSCRETN MANAGER SOLE SHARED NONE
---------------------------------------------------------------------------------------
ADOBE SYS INC   COM  00724F101     427	   15,100  CALL     DEFINED       15,100   0     0
AFFYMAX INC     COM  00826A109      73	   11,000  CALL     DEFINED       11,000   0     0
AMAZON COM INC  COM  023135106      87        500  SH       DEFINED          500   0     0
AMAZON COM INC  COM  023135106   7,011     40,500  PUT      DEFINED       40,500   0     0
APPLE INC       COM  037833100   1,620      4,000  SH       DEFINED        4,000   0     0
APPLE INC       COM  037833100 101,250    250,000  CALL     DEFINED      250,000   0     0
ASSURED GUARANTY
 LTD            COM  G0585R106    197      15,000  SH       DEFINED       15,000   0     0
ASSURED GUARANTY
 LTD            COM  G0585R106    657      50,000  CALL     DEFINED       50,000   0     0
AUSTRALIA ACQUISITION
 CORP           SHS  G06368107    296      30,000  SH       DEFINED       30,000   0     0
AUTODESK INC    COM  052769106     30       1,000  SH       DEFINED        1,000   0     0
BANK OF AMERICA
 CORPORATION    COM  060505104  2,371     426,500  SH       DEFINED      426,500   0     0
BANK OF AMERICA
 CORPORATION    COM  060505104      6       1,000  PUT      DEFINED        1,000   0     0
BARCLAYS BK PLC IPTH S&P MT
                ETN  06740C519    401       6,612  SH       DEFINED        6,612   0     0
BEST BUY INC    COM  086516101    467      20,000  SH       DEFINED       20,000   0     0
BEST BUY INC    COM  086516101    467      20,000  PUT      DEFINED       20,000   0     0
BLUE NILE INC   IPATH S&P MT
                ETN  09578R103    184       4,500  SH       DEFINED        4,500   0     0
BLUE NILE INC   IPATH S&P MT
                ETN  09578R103    184       4,500  PUT      DEFINED        4,500   0     0
BLUE WOLF MONGOLIA
 HOLDINGS       SHS  G11962100    337      35,000  SH       DEFINED       35,000   0     0
BRISTOL-MYERS
 SQUIBB CO      COM  110122108  2,114      60,000  CALL     DEFINED       60,000   0     0
BROADCOM CORP   CL A 111320107  2,642      90,000  SH       DEFINED       90,000   0     0
C&J ENERGY SVCS COM  12467B304     21       1,000  SH       DEFINED        1,000   0     0
 INC
CAMPBELL SOAP   COM  134429109    133       4,000  SH       DEFINED        4,000   0     0
 INC
CAZADOR ACQUISITION
 CORPORAT       SHS  G19867103     98      10,000  SH       DEFINED       10,000   0     0
CHINA DIGITAL   SPONSORED
 TV HLDG CO LTD ADR  16938G107  2,448     772,320  SH       DEFINED      772,320   0     0
CLOUD PEAK
 ENERGY INC     COM  18911Q102     58       3,000  SH       DEFINED        3,000   0     0
CLOUD PEAK
 ENERGY INC     COM  18911Q102    193      10,000  CALL     DEFINED       10,000   0     0
DELL INC        COM  24702R101    146      10,000  SH       DEFINED       10,000   0     0
DELL INC        COM  24702R101    146      10,000  PUT      DEFINED       10,000   0     0
DOLLAR TREE INC COM  256746108     77         926  SH       DEFINED          926   0     0
DYNEGY INC DEL  COM  26817G300     69      25,000  SH       DEFINED       25,000   0     0
E TRADE         COM
 FINANCIAL CORP NEW  269246401    239      30,000  CALL     DEFINED       30,000   0     0
F5 NETWORKS INC COM  315616102    106       1,000  PUT      DEFINED        1,000   0     0
FAMILY DLR      SPONSORED
 STORES INC     ADR  307000109    709      12,300  SH       DEFINED       12,300   0     0
FEDEX CORP      CL B
                NEW  31428X106  1,670      20,000  CALL     DEFINED       20,000   0     0
GENERAL MTRS CO COM  37045V100    203      10,000  CALL     DEFINED       10,000   0     0
GOODRICH CORP   COM  382388106  3,711      30,000  SH       DEFINED       30,000   0     0
HASBRO INC      COM  418056107    478      15,000  PUT      DEFINED       15,000   0     0
HEALTHSPRING
 INC            COM  42224N101    545      10,000  SH       DEFINED       10,000   0     0
HEINZ H J CO    COM  423074103    270       5,000  PUT      DEFINED        5,000   0     0
HEWLETT PACKARD
 CO             COM  428236103    258      10,000  CALL     DEFINED       10,000   0     0
HOLLYFRONTIER
 CORP           COM  436106108  1,001      42,789  SH       DEFINED       42,789   0     0
HOME DEPOT INC  COM  437076102    210       5,000  CALL     DEFINED        5,000   0     0
ISHARES TR      FTSE CHINA25
                IDX  464287184  5,754     165,000  SH       DEFINED      165,000   0     0
ISHARES TR      MSCI EMERG
                MKT  464287234  9,485     250,000  SH       DEFINED      250,000   0     0
JPMORGAN CHASE
 & CO           COM  46625H100   2,494     75,000  SH       DEFINED       75,000   0     0
JPMORGAN CHASE
 & CO           COM  46625H100   2,494     75,000  PUT      DEFINED       75,000   0     0
KINDER MORGAN
 INC DEL        COM  49456B101   1,609     50,000  CALL     DEFINED       50,000   0     0
MARATHON OIL
 CORP           COM  565849106   1,000     34,153  SH       DEFINED       34,153   0     0
MARATHON PETE   COM  56585A102     166      5,000  SH       DEFINED        5,000   0     0
 CORP
MBIA INC        COM  55262C100     232     20,000  SH       DEFINED       20,000   0     0
MBIA INC        COM  55262C100     580     50,000  CALL     DEFINED       50,000   0     0
MOTOROLA MOBILITY HLDGS
 IND            COM  620097105   1,940     50,000  SH       DEFINED       50,000   0     0
NEOPHOTONICS
  CORP          COM  64051T100     789    172,276  SH       DEFINED      172,276   0     0
NETAPP INC      COM  64110D104     725     20,000  SH       DEFINED       20,000   0     0
NETAPP INC      COM  64110D104     725     20,000  CALL     DEFINED       20,000   0     0
NETAPP INC      COM  64110D104     725     20,000  PUT      DEFINED       20,000   0     0
NIKE INC        CL B 654106103   1,927     20,000  PUT      DEFINED       20,000   0     0
OCWEN FINANCIAL COM
 CORP           NEW  675746309     145     10,000  CALL     DEFINED       10,000   0     0
ONYX PHARMACEUTICALS
 INC            COM  683399109     220      5,000  CALL     DEFINED        5,000   0     0
ORACLE CORP     COM  68389X105     513     20,000  CALL     DEFINED       20,000   0     0
PATRIOT COAL
 CORP           COM  70336T104      85     10,000  CALL     DEFINED       10,000   0     0
PFIZER INC      COM  717081103   1,731     80,000  CALL     DEFINED       80,000   0     0
PROCTER & GAMBLE
 CO             COM  742718109     767     11,500  PUT      DEFINED       11,500   0     0
SALESFORCE. COM
 INC            COM  79466L302     710      7,000  PUT      DEFINED        7,000   0     0
SELECT SECTOR   SBI INT-FINL
 SPDR TR             81369Y605     650     50,000  CALL     DEFINED       50,000   0     0
SK TELECOM      SPONSORED
 CO LTD	        ADR  78440P108     578     42,470  SH       DEFINED       42,470   0     0
SL GREEN RLTY   COM  78440X101     167      2,500  SH       DEFINED        2,500   0     0
 CORP
ST JOE CO       COM  790148100      73      5,000  SH       DEFINED        5,000   0     0
SUCCESSFACTORS
 INC            COM  864596101     797     20,000  SH       DEFINED       20,000   0     0
SUNOCO INC      COM  86764P109     205      5,000  SH       DEFINED        5,000   0     0
TESORO CORP     COM  881609101   1,000     42,808  SH       DEFINED       42,808   0     0
UNITED MICROELE SPONSORED
 CTRONICS CORP  ADR  910873405   4,315  2,016,536  SH       DEFINED    2,016,536   0     0
VALERO ENERGY
 CORP NEW       COM  91913Y100   1,000     47,529  SH       DEFINED       47,529   0     0
VALERO ENERGY
 CORP NEW       COM  91913Y100   1,069     50,800  CALL     DEFINED       50,800   0     0
WALTER ENERGY   COM  93317Q105      61      1,000  SH       DEFINED        1,000   0     0
 INC
WELLS FARGO &
 CO NEW         COM  949746101     276     10,000  CALL     DEFINED       10,000   0     0
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